Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares		Jun. 30, 2023	Jun. 30, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares authorized	[1]	35,000,000	35,000,000
Ordinary shares issued	[1]	10,326,374	8,826,374
Ordinary shares outstanding	[1]	10,326,374	8,826,374
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.16	$ 0.16
Class A Ordinary shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares authorized		30,000,000	30,000,000
Ordinary shares issued		6,496,874	4,996,874
Ordinary shares outstanding		6,496,874	4,996,874
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares authorized		5,000,000	5,000,000
Ordinary shares issued		3,829,500	3,829,500
Ordinary shares outstanding		3,829,500	3,829,500

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.